Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions

FOR THE YEAR ENDED DECEMBER 31	NOTE	Asset retirement obligations (AROs)	Other (1)	Total
January 1, 2017		175	137	312
Additions		14	46	60
Usage		(2)	(30)	(32)
Reversals		(18)	(12)	(30)
Acquired through business combinations		1	17	18
December 31, 2017		170	158	328
Current	18	11	44	55
Non-current	23	159	114	273
December 31, 2017		170	158	328
(1) Other includes environmental, legal, regulatory and vacant space provisions.